Securities Held to Maturity - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Mar. 19, 2015
Schedule of Held-to-maturity Securities [Line Items]
Securities, carrying value	$ 2,000,000	$ 2,000,000
Held to maturity securities, fair value	75,469,000	48,187,000
Subsequent Event [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity securities, fair value			$ 69,800,000